Other disclosures - Risk Management and Principal Risks - Interest Income sensitivity (AEaR) by business unit (audited) (Details) - Interest rate risk - +/- 25bps - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	£ 71	£ 100
Net interest income sensitivity (AEaR), decrease	(158)	(408)
Pro Forma
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase		83
Net interest income sensitivity (AEaR), increase, without hedging	218
Net interest income sensitivity (AEaR), decrease, without hedging	(305)
Head Office
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	5	4
Net interest income sensitivity (AEaR), decrease	(5)	(4)
Barclays UK
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	(2)	10
Net interest income sensitivity (AEaR), decrease	(54)	(141)
Barclays International
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	68	86
Net interest income sensitivity (AEaR), decrease	£ (99)	(263)
Barclays International | Pro Forma
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase		£ 121